Related Party Transaction - Significant Balances Between the Group and its Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	¥ 170,393	$ 26,114
Amounts due to related parties, current			¥ 1,451
Ms. Wenjing Song
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	164
Amounts due to related parties, current			254
CEO and the Chairman of the Board of Directors | Mr. Yunlong Sha
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	¥ 170,229
Amounts due to related parties, current			¥ 1,197